FINANCIAL INSTRUMENTS (Details 1)	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2017 CAD ($)
Statement [Line Items]
Cash and cash equivalents	$ 10,688,861		$ 8,308,884		$ 14,321,433	$ 54,847
Term deposits			9,656,320
Royalty receivable	4,205,261		3,969,356		$ 3,540,753
Accounts payable	56,548		46,056
Current income tax liability			$ 2,834,277
Market risk [member]
Statement [Line Items]
Cash and cash equivalents		$ 7,292,870		$ 5,842,116
Term deposits				7,360,000
Royalty receivable		3,177,859		2,988,169
Investments		2,008,830
Accounts payable				(65)
Current income tax liability				(2,160,272)
Net exposure		12,479,559		14,029,948
Canadian dollar equivalent		$ 16,514,200		$ 18,407,291